Term Loans (Details) - Schedule of financial liabilities - ZAR (R) R in Thousands		12 Months Ended
		Feb. 28, 2023	Feb. 28, 2022
Non-current liabilities
Total term loans		R 59,947	R 89,350
Interest Bearing Loans [Member] | EUR [Member]
Non-current liabilities
Interest rate		EURIBOR + 3%
Maturity		December 2023
Total term loans		R 5,497	5,235
Current Liabilities [Member]
Non-current liabilities
Total term loans		21,643	18,156
Noncurrent Liabilities [Member] | Mortgaged Bonds [Member]
Non-current liabilities
Total term loans		R 38,304	71,194
ZAR [Member] | Interest Bearing Loans [Member]
Non-current liabilities
Interest rate	[1]	JIBAR + 2.05%
Maturity	[1]	February 2024
Total term loans	[1]		20,003
ZAR [Member] | Interest Bearing Loans One [Member]
Non-current liabilities
Interest rate		7.25%
Maturity		February 2025
Total term loans		R 504
ZAR [Member] | Mortgaged Bonds [Member]
Non-current liabilities
Interest rate		Prime rate + 1.15%
Maturity		December 2025
Total term loans		R 37,557	46,167
ZAR [Member] | Mortgaged Bonds One [Member]
Non-current liabilities
Interest rate		Prime rate +1.15%
Maturity		December 2025
Total term loans		R 16,146	12,921
EUR [Member] | Interest Bearing Loans Two [Member]
Non-current liabilities
Interest rate		EURIBOR + 3%
Maturity		December 2023
Total term loans		R 243	R 5,024

[1]	The ZAR interest-bearing loans were fully repaid on December 8, 2022.